Statement of Operations- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Income Loss From Equity Method Investments	$ 39,578	$ 42,873	$ 73,478
Expenses [Abstract]
Provision for Loan and Lease Losses	263,369	602,563	408,941
Income Tax Expense Benefit	58,279	(251,327)	(26,403)
Equity In Undistributed Earnings Losses Of Subsidiaries	0	0	0
Net Income	(313,490)	599,327	245,275
Comprehensive Income Net Of Tax	(354,617)	513,450	184,955
Segment, Continuing Operations [Member]
Revenues [Abstract]
Dividend income from subsidiaries	0	0	0
Sale and valuation adjustments of investment securities	(870)	7,966	(1,707)
Trading Gains (Losses)	4,358	(13,483)	4,478
Expenses [Abstract]
Interest Expense	688,471	303,366	362,759
Gains Losses On Extinguishment Of Debt	(532)	(3,388)	(25,196)
Income (loss) from continuing operations before income tax	(132,231)	307,491	181,054
Income Tax Expense Benefit	58,279	(251,327)	(26,403)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(190,510)	558,818	207,457
Equity In Undistributed Earnings Losses Of Subsidiaries	0	0	0
Income (loss) from continuing operations	(190,510)	558,818	207,457
Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Expenses [Abstract]
Provision for Loan and Lease Losses	223,999	536,710	322,234
Segment, Discontinued Operations [Member]
Expenses [Abstract]
Provision for Loan and Lease Losses	(6,764)	(3,543)
Equity In Undistributed Earnings Losses Of Discontinued Operations	0	0	0
Popular, Inc. Holding Co.
Revenues [Abstract]
Income Loss From Equity Method Investments	12,291	17,308	40,505
Expenses [Abstract]
Provision for Loan and Lease Losses	(200)	398	404
Equity In Undistributed Earnings Losses Of Subsidiaries	171,998	196,886	274,766
Net Income	(313,490)	599,327	245,275
Comprehensive Income Net Of Tax	(354,617)	513,450	184,955
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member]
Revenues [Abstract]
Dividend income from subsidiaries	0	37,000	5,000
Interest Income Operating	1,931	17,793	23,038
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			0
Income Loss From Equity Method Investments	12,291	17,308	40,505
Other Operating Income Holding Company Only	0	425,968	1,461
Sale and valuation adjustments of investment securities	0	7,966	0
Trading Gains (Losses)	(40)	161	214
Revenues, Total	14,182	506,196	70,218
Expenses [Abstract]
Interest Expense	492,657	101,245	95,898
Gains Losses On Extinguishment Of Debt	0	0	0
Non interest Expense Excluding Gains Losses On Extinguishment Of Debt	1,633	700	1,705
Total Expenses	494,090	102,343	98,007
Income (loss) from continuing operations before income tax	(479,908)	403,853	(27,789)
Income Tax Expense Benefit	5,580	1,412	1,702
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(485,488)	402,441	(29,491)
Equity In Undistributed Earnings Losses Of Subsidiaries	294,978	156,377	236,948
Income (loss) from continuing operations	(190,510)	558,818	207,457
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Expenses [Abstract]
Provision for Loan and Lease Losses	(200)	398	404
Popular, Inc. Holding Co. | Segment, Discontinued Operations [Member]
Expenses [Abstract]
Equity In Undistributed Earnings Losses Of Discontinued Operations	$ (122,980)	$ 40,509	$ 37,818